Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2016	$ 1,180,540	$ 575	$ (9,149)	$ 390,780	$ (516)	$ 739,991	$ 1,121,681	$ 58,859
Beginning Balances (in shares) at Dec. 31, 2016		57,417,119	(630,000)
Dividends paid to noncontrolling interest	(2,496)							(2,496)
Restricted share units vested		$ 2		(2)
Restricted share units vested (in shares)		244,633
Exercise of share options	$ 961	$ 1		960			961
Exercise of share options (in shares)	65,468	65,468
Share-based compensation expense	$ 6,083			6,083			6,083
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	19,365					19,365	19,365
Net income attributable to noncontrolling interests	1,377							1,377
Foreign currency translation adjustments	207				207		207
Comprehensive income	20,949
Ending Balances at Dec. 31, 2017	1,206,037	$ 578	$ (9,149)	397,821	(309)	759,356	1,148,297	57,740
Ending Balances (in shares) at Dec. 31, 2017		57,727,220	(630,000)
Dividends paid to noncontrolling interest	(1,996)							(1,996)
Restricted share units vested		$ 3		(3)
Restricted share units vested (in shares)		289,685
Exercise of share options	$ 130			130			130
Exercise of share options (in shares)	15,259	15,259
Share-based compensation expense	$ 7,355			7,355			7,355
TW Container Leasing, Ltd. capital restructuring	(29,658)			780			780	(30,438)
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	50,378					50,378	50,378
Net income attributable to noncontrolling interests	3,872							3,872
Foreign currency translation adjustments	(127)				(127)		(127)
Comprehensive income	54,123
Ending Balances at Dec. 31, 2018	1,235,991	$ 581	$ (9,149)	406,083	(436)	809,734	1,206,813	29,178
Ending Balances (in shares) at Dec. 31, 2018		58,032,164	(630,000)
Dividends paid to noncontrolling interest	(2,744)							(2,744)
Purchase of treasury shares	$ (8,597)		$ (8,597)				(8,597)
Purchase of treasury shares (in shares)	(878,637)		(878,637)
Restricted share units vested		$ 2		(2)
Restricted share units vested (in shares)		281,377
Exercise of share options	$ 126			126			126
Exercise of share options (in shares)	13,014	13,014
Share-based compensation expense	$ 4,388			4,388			4,388
Comprehensive income:
Net income attributable to Textainer Group Holdings Limited common shareholders	56,724					56,724	56,724
Net income attributable to noncontrolling interests	(168)							(168)
Change in derivative instruments designated as cash flow hedges	(110)				(110)		(110)
Reclassification of realized gain on derivative instruments designated as cash flow hedges	(7)				(7)		(7)
Foreign currency translation adjustments	42				42		42
Comprehensive income	56,481
Ending Balances at Dec. 31, 2019	$ 1,285,645	$ 583	$ (17,746)	$ 410,595	$ (511)	$ 866,458	$ 1,259,379	$ 26,266
Ending Balances (in shares) at Dec. 31, 2019		58,326,555	(1,508,637)